Related Party Relationship and Transactions - Summary of Subsidiaries, Associate and Joint Venture (Detail)	12 Months Ended
Mar. 31, 2026
Wipro, LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro, LLC
Country of Incorporation	USA
Percentage of ownership interest	100.00%
Aggne Global I T Services Private Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Aggne Global IT Services Private Limited
Country of Incorporation	India
Percentage of ownership interest	60.00%
Wipro Gallagher Solutions, LLC. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Gallagher Solutions, LLC
Country of Incorporation	USA
Percentage of ownership interest	100.00%
Wipro Insurance Solutions LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Insurance Solutions, LLC
Country of Incorporation	USA
Percentage of ownership interest	100.00%
Wipro IT Services, LLC. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Services, LLC	[1]
Country of Incorporation	USA
Percentage of ownership interest	100.00%
Health Plan Services, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	HealthPlan Services, Inc.	[2]
Country of Incorporation	USA
Percentage of ownership interest	100.00%
Wipro Appirio, Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Appirio, Inc.	[2]
Country of Incorporation	USA
Percentage of ownership interest	100.00%
Infocrossing, LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Infocrossing, LLC
Country of Incorporation	USA
Percentage of ownership interest	100.00%
International TechneGroup Incorporated [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	International TechneGroup Incorporated	[2]
Country of Incorporation	USA
Percentage of ownership interest	100.00%
Wipro NextGen Enterprise Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro NextGen Enterprise Inc.	[2]
Country of Incorporation	USA
Percentage of ownership interest	100.00%
Wipro Designit Services, Inc [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Designit Services, Inc.	[2]
Country of Incorporation	USA
Percentage of ownership interest	100.00%
Wipro Telecom Consulting LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Telecom Consulting LLC
Country of Incorporation	USA
Percentage of ownership interest	100.00%
Wipro VLSI Design Services LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro VLSI Design Services, LLC
Country of Incorporation	USA
Percentage of ownership interest	100.00%
Applied Value Technologies, Inc [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Applied Value Technologies, Inc.
Country of Incorporation	USA
Percentage of ownership interest	100.00%
Wipro Business Services LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Business Services LLC	[3]
Country of Incorporation	USA
Percentage of ownership interest	100.00%
Aggne Global Inc [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Aggne Global Inc.
Country of Incorporation	USA
Percentage of ownership interest	60.00%
Rizing Intermediate Holdings, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Intermediate Holdings, Inc.	[2]
Country of Incorporation	USA
Percentage of ownership interest	100.00%
Edgile, LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Edgile, LLC
Country of Incorporation	USA
Percentage of ownership interest	100.00%
Wipro Japan KK [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Japan KK
Country of Incorporation	Japan
Percentage of ownership interest	100.00%
Wipro Shanghai Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Shanghai Limited
Country of Incorporation	China
Percentage of ownership interest	84.63%
Wipro Shanghai Limited Two [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Shanghai Limited
Country of Incorporation	China
Percentage of ownership interest	15.37%
Wipro Travel Services Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Travel Services Limited
Country of Incorporation	India
Percentage of ownership interest	100.00%
Wipro Holdings UK Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Holdings (UK) Limited
Country of Incorporation	U.K
Percentage of ownership interest	100.00%
Designit AS [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit A/S
Country of Incorporation	Denmark
Percentage of ownership interest	100.00%
Designit Denmark A/S [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit Denmark A/S
Country of Incorporation	Denmark
Percentage of ownership interest	100.00%
Designit Germany GmbH [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit Germany GmbH
Country of Incorporation	Germany
Percentage of ownership interest	100.00%
Designit Oslo A/S [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit Oslo A/S
Country of Incorporation	Norway
Percentage of ownership interest	100.00%
Wipro CRM Services B.V. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro CRM Services B.V.
Country of Incorporation	Netherlands
Percentage of ownership interest	100.00%
Designit T.L.V Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit T.L.V Ltd.
Country of Incorporation	Israel
Percentage of ownership interest	100.00%
Designit Spain Digital, S.L.U [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit Spain Digital, S.L.U
Country of Incorporation	Spain
Percentage of ownership interest	100.00%
Wipro UK Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro UK Limited
Country of Incorporation	U.K.
Percentage of ownership interest	100.00%
Wipro IT Services S.R.L. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Services S.R.L.
Country of Incorporation	Romania
Percentage of ownership interest	100.00%
Wipro Gulf LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Gulf LLC
Country of Incorporation	Sultanate of Oman
Percentage of ownership interest	99.98%
Wipro Gulf LLC Two [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Gulf LLC
Country of Incorporation	Sultanate of Oman
Percentage of ownership interest	0.02%
Wipro Bahrain Limited Co. W.L.L [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Bahrain Limited Co. W.L.L
Country of Incorporation	Bahrain
Percentage of ownership interest	100.00%
Wipro Czech Republic IT Services s.r.o. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Czech Republic IT Services s.r.o.
Country of Incorporation	Czech Republic
Percentage of ownership interest	100.00%
Wipro CRM Services [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro CRM Services
Country of Incorporation	Belgium
Percentage of ownership interest	100.00%
Wipro CRM Services ApS [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro CRM Services ApS
Country of Incorporation	Denmark
Percentage of ownership interest	100.00%
Wipro CRM Services UK Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro CRM Services UK Limited
Country of Incorporation	U.K
Percentage of ownership interest	100.00%
Wipro 4C Consulting France SAS [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro 4C Consulting France SAS
Country of Incorporation	France
Percentage of ownership interest	100.00%
Wipro IT Services UK Societas [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Services UK Societas
Country of Incorporation	U.K.
Percentage of ownership interest	100.00%
Wipro Doha LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Doha LLC
Country of Incorporation	Qatar
Percentage of ownership interest	100.00%
Wipro Technologies SA DE CV [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies SA DE CV
Country of Incorporation	Mexico
Percentage of ownership interest	91.08%
Wipro Technologies SA DE CV Two [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies SA DE CV
Country of Incorporation	Mexico
Percentage of ownership interest	8.92%
Women's Business Park Technologies Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Women's Business Park Technologies Limited
Country of Incorporation	Saudi Arabia
Percentage of ownership interest	100.00%
Wipro IT Services Poland SP Z.O.O [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Services Poland SP Z.O.O
Country of Incorporation	Poland
Percentage of ownership interest	100.00%
Wipro Regional Headquarter [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Regional Headquarter
Country of Incorporation	Saudi Arabia
Percentage of ownership interest	100.00%
Wipro Technologies Australia Pty Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies Australia Pty Ltd
Country of Incorporation	Australia
Percentage of ownership interest	100.00%
Wipro Technologies South Africa (Proprietary) Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies South Africa (Proprietary) Limited
Country of Incorporation	South Africa
Percentage of ownership interest	69.42%
Wipro Technologies South Africa (Proprietary) Limited Two [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies South Africa (Proprietary) Limited
Country of Incorporation	South Africa
Percentage of ownership interest	30.58%
Wipro Technologies Nigeria Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies Nigeria Limited
Country of Incorporation	Nigeria
Percentage of ownership interest	99.84%
Wipro Technologies Nigeria Limited Two [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies Nigeria Limited
Country of Incorporation	Nigeria
Percentage of ownership interest	0.16%
Wipro IT Service Ukraine, LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Service Ukraine, LLC
Country of Incorporation	Ukraine
Percentage of ownership interest	100.00%
Wipro Information Technology Netherlands BV. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Information Technology Netherlands BV.
Country of Incorporation	Netherlands
Percentage of ownership interest	100.00%
Wipro Portugal S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Portugal S.A.
Country of Incorporation	Portugal
Percentage of ownership interest	100.00%
Wipro Technologies Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies Limited
Country of Incorporation	Russia
Percentage of ownership interest	99.99%
Wipro Technologies Limited Two [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies Limited
Country of Incorporation	Russia
Percentage of ownership interest	0.01%
Applied Value Technologies B.V. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Applied Value Technologies B.V.
Country of Incorporation	Netherlands
Percentage of ownership interest	100.00%
Wipro Technology Chile SPA [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technology Chile SPA
Country of Incorporation	Chile
Percentage of ownership interest	100.00%
Wipro Ampion Holdings Pty Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Ampion Holdings Pty Ltd	[2]
Country of Incorporation	Australia
Percentage of ownership interest	100.00%
Wipro Revolution IT Pty Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Revolution IT Pty Ltd
Country of Incorporation	Australia
Percentage of ownership interest	100.00%
Wipro Solutions Canada Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Solutions Canada Limited
Country of Incorporation	Canada
Percentage of ownership interest	100.00%
Wipro Information Technology Kazakhstan LLP [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Information Technology Kazakhstan LLP
Country of Incorporation	Kazakhstan
Percentage of ownership interest	100.00%
Wipro Technologies W.T. Sociedad Anonima [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies W.T. Sociedad Anonima
Country of Incorporation	Costa Rica
Percentage of ownership interest	100.00%
Wipro Outsourcing Services (Ireland) Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Outsourcing Services (Ireland) Limited
Country of Incorporation	Ireland
Percentage of ownership interest	100.00%
Wipro Technologies Peru SAC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies Peru SAC
Country of Incorporation	Peru
Percentage of ownership interest	99.98%
Wipro Technologies Peru SAC Two [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies Peru SAC
Country of Incorporation	Peru
Percentage of ownership interest	0.02%
Wipro do Brasil Technologia Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro do Brasil Technologia Ltda	[2]
Country of Incorporation	Brazil
Percentage of ownership interest	99.44%
Wipro do Brasil Technologia Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro do Brasil Technologia Ltda
Country of Incorporation	Brazil
Percentage of ownership interest	0.56%
Wipro Technologies SA [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies SA
Country of Incorporation	Argentina
Percentage of ownership interest	2.62%
Wipro Technologies SA Two [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies SA
Country of Incorporation	Argentina
Percentage of ownership interest	97.38%
Wipro Technologies SRL [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies SRL
Country of Incorporation	Romania
Percentage of ownership interest	100.00%
Wipro Technologies SRL [member] | Maximum
Disclosure of subsidiaries [line items]
Percentage of ownership interest	0.01%
PT WT Indonesia [member]
Disclosure of subsidiaries [line items]
Subsidiaries	PT. WT Indonesia
Country of Incorporation	Indonesia
Percentage of ownership interest	99.60%
PT. WT Indonesia Two [member]
Disclosure of subsidiaries [line items]
Subsidiaries	PT. WT Indonesia
Country of Incorporation	Indonesia
Percentage of ownership interest	0.40%
Wipro (Thailand) Co. Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro (Thailand) Co. Limited
Country of Incorporation	Thailand
Percentage of ownership interest	0.03%
Wipro (Thailand) Co. Limited Two [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro (Thailand) Co. Limited
Country of Incorporation	Thailand
Percentage of ownership interest	99.97%
Wipro (Thailand) Co. Limited Three [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro (Thailand) Co. Limited
Country of Incorporation	Thailand
Wipro (Thailand) Co. Limited Three [member] | Maximum
Disclosure of subsidiaries [line items]
Percentage of ownership interest	0.01%
Rainbow Software LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rainbow Software LLC
Country of Incorporation	Iraq
Percentage of ownership interest	100.00%
Wipro Arabia Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Arabia Limited
Country of Incorporation	Saudi Arabia
Percentage of ownership interest	66.67%
Attune Consulting India Private Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Attune Consulting India Private Limited
Country of Incorporation	India
Percentage of ownership interest	100.00%
Wipro Networks Pte Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Networks Pte Limited
Country of Incorporation	Singapore
Percentage of ownership interest	100.00%
Wipro (Dalian) Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro (Dalian) Limited
Country of Incorporation	China
Percentage of ownership interest	100.00%
Wipro Technologies SDN BHD [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies SDN BHD
Country of Incorporation	Malaysia
Percentage of ownership interest	100.00%
Wipro (Tianjin) Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro (Tianjin) Limited	[4]
Country of Incorporation	China
Percentage of ownership interest	100.00%
Applied Value Technologies Pte. Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Applied Value Technologies Pte. Limited
Country of Incorporation	Singapore
Percentage of ownership interest	100.00%
Wipro Chengdu Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Chengdu Limited
Country of Incorporation	China
Percentage of ownership interest	8.96%
Wipro Chengdu Limited Two [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Chengdu Limited
Country of Incorporation	China
Percentage of ownership interest	91.04%
Wipro Philippines, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Philippines, Inc.
Country of Incorporation	Philippines
Percentage of ownership interest	100.00%
Wipro IT Services Bangladesh Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Services Bangladesh Limited
Country of Incorporation	Bangladesh
Percentage of ownership interest	100.00%
Capco Technologies Private Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Technologies Private Limited
Country of Incorporation	India
Percentage of ownership interest	100.00%
Wipro Financial Outsourcing Services Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Financial Outsourcing Services Limited
Country of Incorporation	U.K
Percentage of ownership interest	100.00%
Wipro Technologies Gmbh [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies GmbH
Country of Incorporation	Germany
Percentage of ownership interest	14.87%
Wipro Technologies GmbH [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies GmbH
Country of Incorporation	Germany
Percentage of ownership interest	85.13%
Wipro IT Services Austria GmbH [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Services Austria GmbH
Country of Incorporation	Austria
Percentage of ownership interest	100.00%
Wipro Do Brasil Sistemas De Informatica Ltda [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Do Brasil Sistemas De Informatica Ltda
Country of Incorporation	Brazil
Percentage of ownership interest	0.07%
Wipro Do Brasil Sistemas De Informatica Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Do Brasil Sistemas De Informatica Ltda
Country of Incorporation	Brazil
Percentage of ownership interest	96.84%
Wipro Do Brasil Sistemas De Informatica Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Do Brasil Sistemas De Informatica Ltda
Country of Incorporation	Brazil
Percentage of ownership interest	3.09%
Wipro do Brasil Servicos Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro do Brasil Servicos Ltda
Country of Incorporation	Brazil
Percentage of ownership interest	100.00%
HealthPlan Services Insurance Agency, LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	HealthPlan Services Insurance Agency, LLC
Country of Incorporation	USA
Percentage of ownership interest	100.00%
International TechneGroup Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	International TechneGroup Ltd.
Country of Incorporation	U.K.
Percentage of ownership interest	100.00%
ITI Proficiency Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	ITI Proficiency Ltd
Country of Incorporation	Israel
Percentage of ownership interest	100.00%
MechWorks S.R.L. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	MechWorks S.R.L.
Country of Incorporation	Italy
Percentage of ownership interest	100.00%
Wipro Designit Services Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Designit Services Limited
Country of Incorporation	Ireland
Percentage of ownership interest	100.00%
Topcoder, LLC. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Topcoder, LLC
Country of Incorporation	USA
Percentage of ownership interest	100.00%
Wipro Appirio (Ireland) Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Appirio (Ireland) Limited
Country of Incorporation	Ireland
Percentage of ownership interest	100.00%
Wipro Appirio UK Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Appirio UK Limited
Country of Incorporation	U.K.
Percentage of ownership interest	100.00%
Grove Holdings 2 S.a.r.l [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Grove Holdings 2 S.á.r.l
Country of Incorporation	Luxembourg
Percentage of ownership interest	100.00%
Capco Solution Services GmbH [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Solution Services GmbH
Country of Incorporation	Germany
Percentage of ownership interest	100.00%
The Capital Markets Company Italy Srl [member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company Italy Srl
Country of Incorporation	Italy
Percentage of ownership interest	100.00%
The Capital Markets Company BV [member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company BV	[2]
Country of Incorporation	Belgium
Percentage of ownership interest	100.00%
Capco Consulting Middle East FZE [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Consulting Middle East FZE (2)	[5]
Country of Incorporation	UAE
Percentage of ownership interest	100.00%
Capco Brasil Servicos E Consultoria Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Brasil Serviços E Consultoria Ltda
Country of Incorporation	Brazil
Percentage of ownership interest	99.99%
Capco Brasil Servicos E Consultoria Ltda Two [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Brasil Serviços E Consultoria Ltda
Country of Incorporation	Brazil
Percentage of ownership interest	0.01%
The Capital Markets Company, LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company, LLC	[2],[6]
Country of Incorporation	USA
Percentage of ownership interest	100.00%
The Capital Markets Company S.á.r.l [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company S.á.r.l
Country of Incorporation	Switzerland
Percentage of ownership interest	100.00%
Andrion AG [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Andrion AG
Country of Incorporation	Switzerland
Percentage of ownership interest	100.00%
Capco Belgium BV [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Belgium BV
Country of Incorporation	Belgium
Percentage of ownership interest	100.00%
The Capital Markets Company (UK) Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company (UK) Ltd
Country of Incorporation	U.K.
Percentage of ownership interest	100.00%
The Capital Markets Company Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company Limited
Country of Incorporation	Hong Kong
Percentage of ownership interest	0.01%
The Capital Markets Company Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company Limited
Country of Incorporation	Hong Kong
Percentage of ownership interest	99.99%
The Capital Markets Company Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company Limited
Country of Incorporation	Canada
Percentage of ownership interest	100.00%
LeanSwift AB [member]
Disclosure of subsidiaries [line items]
Subsidiaries	LeanSwift AB
Country of Incorporation	Sweden
Percentage of ownership interest	100.00%
Capco Consulting Services LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Consulting Services LLC	[7]
Country of Incorporation	USA
Percentage of ownership interest	100.00%
Wipro Shelde Australia Pty Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Shelde Australia Pty Ltd
Country of Incorporation	Australia
Percentage of ownership interest	100.00%
Attune Netherlands B.V [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Attune Netherlands B.V.	[8]
Country of Incorporation	Netherlands
Percentage of ownership interest	100.00%
Wipro Business Solutions Gmbh [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Business Solutions GmbH	[8]
Country of Incorporation	Germany
Percentage of ownership interest	100.00%
Rizing Germany GmbH [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Germany GmbH
Country of Incorporation	Germany
Percentage of ownership interest	100.00%
Attune Italia S R L [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Attune Italia S.R.L
Country of Incorporation	Italy
Percentage of ownership interest	100.00%
Attune UK Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Attune UK Ltd.
Country of Incorporation	U.K.
Percentage of ownership interest	100.00%
Rizing Lanka Private Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Lanka (Private) Ltd
Country of Incorporation	Sri Lanka
Percentage of ownership interest	100.00%
Rizing Solutions Canada Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Solutions Canada Inc.
Country of Incorporation	Canada
Percentage of ownership interest	100.00%
Rizing LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing LLC	[9]
Country of Incorporation	USA
Percentage of ownership interest	100.00%
The Capital Markets Company s.r.o [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company s.r.o
Country of Incorporation	Slovakia
Percentage of ownership interest	15.00%
The Capital Markets Company s.r.o [member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company s.r.o
Country of Incorporation	Slovakia
Percentage of ownership interest	85.00%
The Capital Markets Company S.A.S [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company S.A.S
Country of Incorporation	France
Percentage of ownership interest	100.00%
Capco Poland sp. z.o.o [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Poland sp. z.o.o
Country of Incorporation	Poland
Percentage of ownership interest	100.00%
CapAfric Consulting (Pty) Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	CapAfric Consulting (Pty) Ltd
Country of Incorporation	South Africa
Percentage of ownership interest	100.00%
Capco Consulting Singapore Pte. Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Consulting Singapore Pte. Ltd
Country of Incorporation	Singapore
Percentage of ownership interest	100.00%
The Capital Markets Company GmbH [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company GmbH
Country of Incorporation	Germany
Percentage of ownership interest	100.00%
Capco Austria GmbH [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Austria GmbH
Country of Incorporation	Austria
Percentage of ownership interest	100.00%
Capco Consultancy (Malaysia) Sdn. Bhd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Consultancy (Malaysia) Sdn. Bhd
Country of Incorporation	Malaysia
Percentage of ownership interest	100.00%
Capco Greece Single Member P.C [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Greece Single Member P.C
Country of Incorporation	Greece
Percentage of ownership interest	100.00%
Capco Consultancy (Thailand) Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Consultancy (Thailand) Ltd
Country of Incorporation	Thailand
Percentage of ownership interest	0.04%
Capco Consultancy (Thailand) Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Consultancy (Thailand) Ltd
Country of Incorporation	Thailand
Percentage of ownership interest	99.92%
Capco Consultancy (Thailand) Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Consultancy (Thailand) Ltd
Country of Incorporation	Thailand
Percentage of ownership interest	0.04%
Wipro Technology Solutions S R L [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technology Solutions S.R.L
Country of Incorporation	Romania
Percentage of ownership interest	100.00%
Rizing BV [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing B.V.
Country of Incorporation	Netherlands
Percentage of ownership interest	100.00%
Rizing Consulting Ireland Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Consulting Ireland Limited
Country of Incorporation	Ireland
Percentage of ownership interest	100.00%
Rizing Geospatial LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Geospatial LLC
Country of Incorporation	USA
Percentage of ownership interest	100.00%
Rizing GmbH [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing GmbH
Country of Incorporation	Germany
Percentage of ownership interest	100.00%
Rizing Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Limited
Country of Incorporation	U.K.
Percentage of ownership interest	100.00%
Rizing Pte Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Pte Ltd	[8]
Country of Incorporation	Singapore
Percentage of ownership interest	100.00%
Rizing Pte Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Pte Ltd.
Country of Incorporation	Singapore
Rizing New Zealand Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing New Zealand Ltd.
Country of Incorporation	New Zealand
Percentage of ownership interest	100.00%
Rizing Philippines Inc [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Philippines Inc.
Country of Incorporation	Philippines
Percentage of ownership interest	100.00%
Rizing SDN BHD [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing SDN BHD
Country of Incorporation	Malaysia
Percentage of ownership interest	100.00%
Rizing Solutions Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Solutions Pty Ltd
Country of Incorporation	Australia
Percentage of ownership interest	100.00%
Rizing Consulting Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Consulting Pty Ltd.
Country of Incorporation	Australia
Percentage of ownership interest	100.00%
Wipro, Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro, Inc.
Country of Incorporation	USA
Percentage of ownership interest	100.00%
Wipro Connected Services, Inc. (Formerly known as Harman Connected Services, Inc.) [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Connected Services, Inc. (Formerly known as Harman Connected Services, Inc.)	[10],[11]
Country of Incorporation	USA
Percentage of ownership interest	100.00%
Wipro Life Science Solutions LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Life Science Solutions, LLC
Country of Incorporation	USA
Percentage of ownership interest	100.00%
Wipro Connected Services Mauritius Pvt Ltd (Formerly known as Harman Connected Services Mauritius Pvt Ltd) [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Connected Services Mauritius Pvt Ltd (Formerly known as Harman Connected Services Mauritius Pvt Ltd)
Country of Incorporation	Mauritius
Percentage of ownership interest	100.00%
Connected Services Corporation Wipro India Private Limited (Formerly known as Harman Connected Services Corporation India Pvt. Ltd.) [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Connected Services Corporation Wipro India Private Limited (Formerly known as Harman Connected Services Corporation India Pvt. Ltd.)
Country of Incorporation	India
Percentage of ownership interest	98.40%
Connected Services Corporation Wipro India Private Limited (Formerly known as Harman Connected Services Corporation India Pvt. Ltd.) Two [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Connected Services Corporation Wipro India Private Limited (Formerly known as Harman Connected Services Corporation India Pvt. Ltd.)
Country of Incorporation	India
Percentage of ownership interest	1.60%
Wipro Connected Services Engineering Corp. (Formerly known as Harman Connected Services Engineering Corp.) [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Connected Services Engineering Corp. (Formerly known as Harman Connected Services Engineering Corp.)
Country of Incorporation	USA
Percentage of ownership interest	100.00%
Wipro Connected Services UK Limited (Formerly known as Harman Connected Services UK Limited) [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Connected Services UK Limited (Formerly known as Harman Connected Services UK Limited)
Country of Incorporation	UK
Percentage of ownership interest	100.00%
Harman Connected Services Morocco [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Harman Connected Services Morocco
Country of Incorporation	Morocco
Percentage of ownership interest	100.00%
Wipro Connected Services US Midco LLC (Formerly known as Harman Connected Services US Midco LLC) [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Connected Services US Midco LLC (Formerly known as Harman Connected Services US Midco LLC)
Country of Incorporation	USA
Percentage of ownership interest	100.00%
Harman Connected Services AB [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Harman Connected Services AB	[2]
Country of Incorporation	Sweden
Percentage of ownership interest	100.00%
Harman Connected Services Solutions (Chengdu) Co. Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Harman Connected Services Solutions (Chengdu) Co. Ltd
Country of Incorporation	China
Percentage of ownership interest	100.00%
The Wipro SA Broad Based Ownership Scheme Trust [member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Wipro SA Broad Based Ownership Scheme Trust
Wipro SA Broad Based Ownership Scheme SPV (RF) (PTY) LTD [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro SA Broad Based Ownership Scheme SPV (RF) (PTY) LTD
Percentage of ownership interest	100.00%

[1]	Cardinal US Holdings, Inc. merged with Wipro IT Services, LLC effective March 31, 2026.
[2]	Step Subsidiary details of The Capital Markets Company LLC, HealthPlan Services, Inc., International TechneGroup Incorporated, Wipro NextGen Enterprise Inc., Rizing Intermediate Holdings, Inc., The Capital Markets Company BV, Wipro Ampion Holdings Pty Ltd, Wipro Appirio, Inc., Wipro Designit Services, Inc., Wipro do Brasil Technologia Ltda, Wipro Portugal S.A. and Harman Connected Services AB are as follows:

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation	Holding
The Capital Markets Company, LLC			USA
	Capco Consulting Services LLC (6)		USA	100.00%
HealthPlan Services, Inc.			USA
	HealthPlan Services Insurance Agency, LLC		USA	100.00%
International TechneGroup Incorporated			USA
	International TechneGroup Ltd.		U.K.	100.00%
	ITI Proficiency Ltd		Israel	100.00%
	MechWorks S.R.L.		Italy	100.00%
Wipro NextGen Enterprise Inc.			USA
	LeanSwift AB		Sweden	100.00%
Rizing Intermediate Holdings, Inc.			USA
	Rizing Lanka (Private) Ltd		Sri Lanka	100.00%
		Attune Netherlands B.V. (11)	Netherlands	100.00%
	Rizing Solutions Canada Inc.		Canada	100.00%
	Rizing LLC (9)		USA	100.00%
		Rizing B.V.	Netherlands	100.00%
		Rizing Consulting Ireland Limited	Ireland	100.00%
		Rizing Consulting Pty Ltd.	Australia	100.00%
		Rizing Geospatial LLC	USA	100.00%

		Rizing GmbH	Germany	100.00%
		Rizing Limited	U.K.	100.00%
		Rizing Pte Ltd. (11)	Singapore	100.00%
The Capital Markets Company BV			Belgium
	CapAfric Consulting (Pty) Ltd		South Africa	100.00%
	Capco Belgium BV		Belgium	100.00%
		The Capital Markets Company s.r.o	Slovakia	15.00%
		Capco Consultancy (Thailand) Ltd	Thailand	0.04%
	Capco Consultancy (Malaysia) Sdn. Bhd		Malaysia	100.00%
	Capco Consultancy (Thailand) Ltd		Thailand	99.92%
	Capco Consulting Singapore Pte. Ltd		Singapore	100.00%
	Capco Greece Single Member P.C		Greece	100.00%
	Capco Poland sp. z.o.o		Poland	100.00%
	The Capital Markets Company (UK) Ltd		U.K.	100.00%
		Capco Consultancy (Thailand) Ltd	Thailand	0.04%
		The Capital Markets Company Limited	Hong Kong	0.01%
	The Capital Markets Company GmbH		Germany	100.00%
		Capco Austria GmbH	Austria	100.00%
	The Capital Markets Company Limited		Hong Kong	99.99%
	The Capital Markets Company Limited		Canada	100.00%
		Capco Brasil Serviços E Consultoria Ltda	Brazil	0.01%
	The Capital Markets Company S.á.r.l		Switzerland	100.00%
		Andrion AG	Switzerland	100.00%
	The Capital Markets Company S.A.S		France	100.00%
	The Capital Markets Company s.r.o		Slovakia	85.00%
Wipro Ampion Holdings Pty Ltd			Australia
	Wipro Revolution IT Pty Ltd		Australia	100.00%
	Wipro Shelde Australia Pty Ltd		Australia	100.00%
Wipro Appirio, Inc.			USA
	Wipro Appirio (Ireland) Limited		Ireland	100.00%
		Wipro Appirio UK Limited	U.K.	100.00%
	Topcoder, LLC		USA	100.00%
Wipro Designit Services, Inc.			USA
	Wipro Designit Services Limited		Ireland	100.00%
Wipro do Brasil Technologia Ltda			Brazil
	Wipro do Brasil Servicos Ltda		Brazil	100.00%
	Wipro Do Brasil Sistemas De Informatica Ltda		Brazil	96.84%
Wipro Portugal S.A.			Portugal
	Wipro do Brasil Technologia Ltda		Brazil	0.56%
	Wipro Do Brasil Sistemas De Informatica Ltda		Brazil	3.09%
	Wipro Technologies GmbH		Germany	85.13%
		Wipro Business Solutions GmbH (11)	Germany	100.00%
		Wipro IT Services Austria GmbH	Austria	100.00%
Harman Connected Services AB			Sweden
	Harman Connected Services Solutions (Chengdu) Co. Ltd.		China	100.00%

[3]	Wipro Business Services LLC has been incorporated as a step down subsidiary of the Company with effect from January 20, 2026, which is 100% held by Wipro, LLC.
[4]	Wipro (Tianjin) Limited has been incorporated with effect from May 23, 2025, which is 100% held by Wipro Networks Pte Limited.
[5]	Grove Holdings 2 S.á.r.l. has transferred its entire shareholding in Capco Consulting Middle East FZE to Wipro IT Services UK Societas, effective September 19, 2025.
[6]	Capco RISC Consulting LLC merged with The Capital Markets Company, LLC effective March 30, 2026.
[7]	Cardinal US Holdings, Inc transferred its entire ownership in Capco Consulting Services LLC to The Capital Markets Company, LLC effective March 30, 2026.
[8]	Step Subsidiary details of Attune Netherlands B.V., Rizing Pte Ltd. and Wipro Business Solutions GmbH are as follows:

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation	Holding
Attune Netherlands B.V.			Netherlands
	Rizing Germany GmbH		Germany	100.00%
	Attune Italia S.R.L		Italy	100.00%
	Attune UK Ltd.		U.K.	100.00%
Rizing Pte Ltd.			Singapore
	Rizing New Zealand Ltd.		New Zealand	100.00%
	Rizing Philippines Inc.		Philippines	100.00%
	Rizing SDN BHD		Malaysia	100.00%
	Rizing Solutions Pty Ltd		Australia	100.00%
Wipro Business Solutions GmbH			Germany
	Wipro Technology Solutions S.R.L		Romania	100.00%

[9]	Rizing Consulting USA, LLC (Formerly known as Rizing Consulting USA, Inc.) merged with Rizing LLC effective March 31, 2026.
[10]	The Company, through its subsidiaries, has acquired 100% shareholding in Wipro Connected Services, Inc. (Formerly known as Harman Connected Services, Inc.) and its subsidiaries, effective December 1, 2025.
[11]	Wipro Digital Inc., a wholly owned subsidiary, has merged with Wipro Connected Services, Inc. (Formerly known as Harman Connected Services, Inc.), a step-down subsidiary, effective December 1, 2025.